SUBSEQUENT EVENT (Details Textuals) (BRL) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Apr. 14, 2011
Business Combination [Member] | Banco Carrefour [Member]
Subsequent Event [Line Items]
Subsequent Event, Date	Apr. 14, 2011
Business Acquisition, Percentage of Voting Interests Acquired		49.00%
Purchase price		725
Business Combination [Member] | Banco Carrefour [Member]
Subsequent Event [Line Items]
Subsequent Event, Date	Apr. 14, 2011
Business Acquisition, Percentage of Voting Interests Acquired		49.00%
Purchase price		725
Issuance of Equity [Member]
Subsequent Event [Line Items]
Subsequent Event, Date	Apr. 25, 2011
Stockholders' Equity, Reverse Stock Split	(i) a reverse split of our common and preferred shares in the proportion of one share issued per each 100 shares previously owned in order to adjust our stockholder base to reduce administrative costs and improve the efficiency of our book-entry system.
Stockholders' Equity Note, Stock Split	(ii) simultaneously a stock split of 100 newly shares issued per each one share resulting from the reverse split above.